Stockholders' Equity Parenthetical (Parentheticals) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stockholders' Equity Parenthetical [Abstract]
Net change in unrealized (losses) gains on available-for-sale securities, tax (benefit) provision	$ (0.5)	$ 0.5	$ 4.0
Net unrealized (losses) gains on cash flow hedges, tax benefit	(54.6)	(300.0)	(3.9)
Postretirement plans and workers' compensation obligations, tax (benefit) provision	$ (10.3)	$ 121.7	$ 43.9